Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure
Loans And Credit Facilities Amounts Outstanding
		Year Ended December 31,
Debt instruments	Borrowers-Issuers	2019	2018

$675 Million Credit Facility	Fareastern Shipping Limited, Pegasus Shipholding S.A., Lance Shipping S.A., Seacrown Maritime Ltd., Navajo Marine Limited, Solana Holding Ltd.	663,000	—
$480 Million Term Loan B	Arctic LNG and Dynagas Finance LLC	—	472,800
$250 Million 2019 Notes	Dynagas Partners and Dynagas Finance	—	250,000
Total debt		$663,000	$722,800
Less deferred financing fees		(9,846)	(9,984)
Total debt, net of deferred finance costs		$653,154	$712,816
Less current portion, net of deferred financing fees		$(45,482)	$(251,754)

Long-term debt, net of current portion and deferred financing fees		$607,672	$461,062

Minimum Annual Principal Payments
Year ending December 31,	Amount
2020	$48,000
2021	48,000
2022	48,000
2023	48,000
2024	471,000

Total long-term debt	$663,000